EQUITY (Options Granted to Employees and Non-Employees) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised during the period	$ 65		$ 1
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted	$ 1.36	$ 1.46	$ 1.93
Fair value of options vested	1,867	1,713	1,444
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options vested	$ 134	$ 371	$ 179
Non-Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted	$ 1.24		$ 2.82